Land Use Rights - Schedule of Land Use Rights (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Cost:
Land use rights	¥ 47,334,841		¥ 47,334,839
Less: Accumulated amortization	(14,354,298)		(13,407,601)
Land use rights, net	¥ 32,980,543	$ 4,716,155	¥ 33,927,238